Capital Management - Additional Information (Detail)				12 Months Ended
	Jun. 26, 2025	Feb. 12, 2025	Nov. 01, 2023	Oct. 31, 2025
Statement [Line Items]
Capital conservation buffer, percentage				2.50%
Common equity surcharge, percentage				1.00%
Domestic stability buffer, percentage	3.50%			3.50%
With Effect effective November 1, 2023 [Member] | Minimum [Member]
Statement [Line Items]
Domestic stability buffer, percentage			3.00%
With Effect effective November 1, 2023 [Member] | Maximum [Member]
Statement [Line Items]
Domestic stability buffer, percentage			3.50%
2025 [Member]
Statement [Line Items]
Capital floor adjustment percentage		67.50%